Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 16,205		¥ 21,656		$ 2,220
Operating lease liabilities, current	1,843		1,750		252
Operating lease liabilities, non-current	¥ 4,137		¥ 5,980		$ 567
Weighted average remaining lease terms	3 years 2 months 19 days		3 years 6 months 21 days		3 years 2 months 19 days
Weighted average discount rate	4.64%		4.36%		4.64%
Right-of-use assets obtained in exchange for new operating lease liabilities			¥ 4,698	¥ 6,603
Derecognition of right-of use-assets				¥ 7,408
Derecognition of lease liabilities